Jensen Quality Growth Fund
Schedule of Investments
February 28, 2026 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Broadline Retail - 4.8%
Amazon.com, Inc. (a)	818,000	$171,780,000

Chemicals - 4.2%
Sherwin-Williams Co.	408,000	147,936,720

Commercial Services & Supplies - 5.1%
Copart, Inc. (a)	1,173,000	44,679,570
Waste Management, Inc.	563,500	135,713,340
		180,392,910

Communications Equipment - 1.7%
Motorola Solutions, Inc.	123,000	59,317,980

Financial Services - 4.7%
Mastercard, Inc. - Class A	326,500	168,869,065

Health Care Equipment & Supplies - 8.1%
Abbott Laboratories	1,047,000	121,818,450
Stryker Corp.	425,000	164,670,500
		286,488,950

Health Care Technology - 0.5%
Veeva Systems, Inc. - Class A (a)	99,000	18,018,990

Hotels, Restaurants & Leisure - 2.0%
McDonald's Corp.	204,500	69,746,770

Household Products - 3.2%
Procter & Gamble Co.	670,500	112,107,600

Insurance - 4.0%
Marsh & McLennan Cos., Inc.	760,000	141,922,400

Interactive Media & Services - 13.5%
Alphabet, Inc. - Class A	1,030,000	321,112,800
Meta Platforms, Inc. - Class A	244,000	158,155,920
		479,268,720

Pharmaceuticals - 4.7%
Eli Lilly & Co.	159,300	167,582,007

Professional Services - 7.7%
Automatic Data Processing, Inc.	198,000	42,443,280
Broadridge Financial Solutions, Inc.	470,000	87,358,900
Equifax, Inc.	456,000	95,285,760
Verisk Analytics, Inc.	236,500	49,090,305
		274,178,245

Semiconductors & Semiconductor Equipment - 13.1%
Broadcom, Inc.	129,000	41,221,950
KLA Corp.	108,300	165,108,765
NVIDIA Corp.	1,465,000	259,583,350
		465,914,065

Software - 12.4%
Cadence Design Systems, Inc. (a)	338,000	101,873,200
Intuit, Inc.	60,600	24,787,218
Microsoft Corp.	803,000	315,370,220
		442,030,638

Technology Hardware, Storage & Peripherals - 9.6%
Apple, Inc.	1,289,000	340,528,020
TOTAL COMMON STOCKS (Cost $1,922,446,488)		3,526,083,080

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.9%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.60% (b)	31,854,433	31,854,433
TOTAL MONEY MARKET FUNDS (Cost $31,854,433)		31,854,433

TOTAL INVESTMENTS - 100.2% (Cost $1,954,300,921)		3,557,937,513
Liabilities in Excess of Other Assets - (0.2)%		(7,720,113)
TOTAL NET ASSETS - 100.0%		$3,550,217,400

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Jensen Quality Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,526,083,080	$–	$–	$3,526,083,080
Money Market Funds	31,854,433	–	–	31,854,433
Total Investments	$3,557,937,513	$–	$–	$3,557,937,513

Refer to the Schedule of Investments for further disaggregation of investment categories.